Debt - Summary of Debt Instruments (Parenthetical) (Detail)	Dec. 31, 2021	Nov. 24, 2021	Dec. 31, 2020	Mar. 20, 2020
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%
Due in 2026 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate				3.05%
3.375% [Member] | Due in 2021 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.375%		3.375%
1.414% [Member] | Two Thousand Twenty Two | Euro Notes
Debt Instrument [Line Items]
Interest rate	1.414%		1.414%
3.150% [Member] | Two Thousand Twenty Two | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.15%		3.15%
1.450% [Member] | Due in 2024 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	1.45%	1.45%
3.700% [Member] | Due in 2023 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.70%		3.70%
3.550% [Member] | Due in 2025 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.55%		3.55%
3.550% [Member] | Due in 2030 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.55%		3.55%	3.55%
2.600% [Member] | Due in 2031 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	2.60%	2.60%
4.450% [Member] | Due in 2045 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.45%		4.45%
4.250% [Member] | Due in 2035 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	4.25%		4.25%
5.750% [Member] | Due in 2039 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	5.75%		5.75%
2.425% [Member] | Due in 2026 [Member] | Euro Notes
Debt Instrument [Line Items]
Interest rate	2.425%		2.425%
1.164% [Member] | Due in 2027 [Member] | Euro Notes
Debt Instrument [Line Items]
Interest rate	1.164%		1.164%
3.050% [Member] | Due in 2026 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate	3.05%		3.05%